Property, Plant and Equipment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 1,555
Property, plant and equipment at end of period	1,496
Construction in progress	155	£ 106
Investment property	20	£ 17
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,487
Additions	204
Reclassification to assets held for sale	(140)
Disposals	(805)
Property, plant and equipment at end of period	2,746
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,932)
Additions	(95)
Impairment during the period	10
Reclassification to assets held for sale	91
Disposals	696
Property, plant and equipment at end of period	(1,250)
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	603
Property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	981
Additions	31
Reclassification to assets held for sale	(109)
Disposals	(25)
Property, plant and equipment at end of period	878
Property | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(335)
Additions	(10)
Impairment during the period	8
Reclassification to assets held for sale	62
Disposals	16
Property, plant and equipment at end of period	(275)
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	181
Office fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,056
Additions	29
Reclassification to assets held for sale	(31)
Disposals	(268)
Property, plant and equipment at end of period	786
Office fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(863)
Additions	(34)
Impairment during the period	2
Reclassification to assets held for sale	29
Disposals	265
Property, plant and equipment at end of period	(605)
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	2
Computer software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	437
Additions	0
Reclassification to assets held for sale	0
Disposals	(363)
Property, plant and equipment at end of period	74
Computer software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(435)
Additions	0
Impairment during the period	0
Reclassification to assets held for sale	0
Disposals	363
Property, plant and equipment at end of period	(72)
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	591
Operating lease assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	755
Additions	112
Reclassification to assets held for sale	0
Disposals	(126)
Property, plant and equipment at end of period	741
Operating lease assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(160)
Additions	(41)
Impairment during the period	0
Reclassification to assets held for sale	0
Disposals	51
Property, plant and equipment at end of period	(150)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at end of period	119
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	258
Additions	32
Reclassification to assets held for sale	0
Disposals	(23)
Property, plant and equipment at end of period	267
Right-of-use assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(139)
Additions	(10)
Impairment during the period	0
Reclassification to assets held for sale	0
Disposals	1
Property, plant and equipment at end of period	£ (148)